Note 8 - Property and Equipment (Details Textual) - USD ($)		12 Months Ended
	Jun. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Proceeds from Legal Settlements	$ 62,308
Gain (Loss) on Disposition of Property Plant Equipment	$ 36,392
Depreciation		$ 459,345	$ 299,553
Depreciation, Depletion and Amortization, Nonproduction		168,271	274,053
Inventories [Member]
Depreciation, Depletion and Amortization, Nonproduction		$ 168,271	$ 25,500